Cover Page	Mar. 02, 2021	Nov. 24, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 02, 2021
Entity Registrant Name	TREEHOUSE FOODS, INC.
Entity File Number		001-32504
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2311383
Entity Address, Address Line One	2021 Spring RoadSuite 600
Entity Address, City or Town	Oak Brook
Entity Address, Country	IL
Entity Address, Postal Zip Code	60523
City Area Code	708
Local Phone Number	483-1300
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	THS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0001320695
Amendment Flag		false